Commitments and Contingencies (Details) - Schedule of future minimum lease payments under non-cancelable operating leases	Jun. 30, 2022 USD ($)
Schedule Of Future Minimum Lease Payments Under Non Cancelable Operating Leases Abstract
2023	$ 1,174,688
2024	795,710
2025	158,805
Total	$ 2,129,203